Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
(11)	Income Taxes

The components of the net deferred tax asset are as follows:

	In Thousands
	2013	2012
Deferred tax asset:
Federal	$11,638	10,177
State	1,928	1,616

	13,566	11,793

Deferred tax liability:
Federal	(1,768)	(2,947)
State	(361)	(603)

	(2,129)	(3,550)

	$11,437	8,243

The tax effects of each type of significant item that gave rise to deferred tax assets (liabilities) are:

	In Thousands
	2013	2012

Financial statement allowance for loan losses in excess of tax allowance	$8,330	9,298
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,650)	(1,474)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	908	879
Writedown of other real estate not deductible for income tax purposes until sold	1,586	1,578
Financial statement income on FHLB stock dividends not recognized for tax purposes	(480)	(480)
Unrealized loss (gain) on securities available-for-sale	2,666	(1,596)
Miscellaneous	77	38

	$11,437	$8,243

The components of income tax expense (benefit) are summarized as follows:

	In Thousands
	Federal	State	Total

2013
Current	$7,193	1,045	8,238
Deferred	898	170	1,068

Total	$8,091	1,215	9,306

2012
Current	$7,022	1,307	8,329
Deferred	(732)	(82)	(814)

Total	$6,290	1,225	7,515

2011
Current	$6,780	1,236	8,016
Deferred	(1,283)	(188)	(1,471)

Total	$5,497	1,048	6,545

A reconciliation of actual income tax expense of $9,306,000, $7,515,000 and $6,545,000 for the years ended December 31, 2013, 2012 and 2011, respectively, to the “expected” tax expense (computed by applying the statutory rate of 34% to earnings before income taxes) is as follows:

	In Thousands
	2013	2012	2011

Computed “expected” tax expense	$8,559	6,686	5,642
State income taxes, net of Federal income tax benefit	937	780	694
Tax exempt interest, net of interest expense exclusion	(234)	(203)	(199)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	204	206	187
Earnings on cash surrender value of life insurance	(25)	(82)	(21)
Expenses not deductible for tax purposes	35	26	24
Stock based compensation expense	11	10	8
Other	(181)	92	210

	$9,306	7,515	6,545

Total income tax expense for 2013, 2012 and 2011, includes $30,000, $100,000 and $73,000 of expense related to the realized gain and loss, respectively, on sale of securities.

As of December 31, 2013, 2012 and 2011 the Company has not accrued or recognized interest or penalties related to uncertain tax positions. It is the Company’s policy to recognize interest and/or penalties related to income tax matters in income tax expense.

There were no unrecognized tax benefits at December 31, 2013.

Wilson Bank does not expect that unrecognized tax benefits will significantly increase or decrease within the next 12 months. Included in the balance at December 31, 2013, were approximately $13.6 million of tax positions (deferred tax assets) for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company and Wilson Bank file income tax returns in the United States (“U.S.”), as well as in the State of Tennessee. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2010. The Company’s Federal tax returns have been audited through December 31, 2004 with no changes.